Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

8. Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2023	2024
Cost:
Office equipment	8,626	8,704
Less: Accumulated depreciation	(8,122)	(8,120)
Property and equipment, net	504	584

Depreciation expense recognized for the years ended December 31, 2022, 2023 and 2024 are summarized as follows:

	Year ended December 31,
	2022	2023	2024
Cost of revenues	534	358	-
Research and development expenses	1202	525	-
Sales and marketing expenses	249	415	-
General and administrative expenses	339	3,047	65
Total	2,324	4,345	65